Other Income and Expenses	12 Months Ended
Dec. 31, 2025
Other Income And Expense [Abstract]
Other Income and Expenses	Other Income and Expenses
(1)Details of other income for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025		2024		2023
	(In millions of Korean won)
Gain on disposal of property and equipment	₩	4	₩	8	₩	20
Settlement proceeds	—		363		—
Miscellaneous gain	309		418		893
Total	₩	313	₩	789	₩	913
(2)Details of other expenses for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
	(In millions of Korean won)
Loss on retirement and disposal of property and equipment	₩ —	₩ 6	₩ —
Impairment loss on intangible assets	53	615	1,531
Impairment loss on other non-current assets (*)	1,876	962	—
Loss on retirement and disposal of intangible assets	5	—	6
Miscellaneous loss	13	11	15
Total	₩ 1,947	₩ 1,594	₩ 1,552
(*)The Group recognized an impairment loss as the recoverable amount was less than the book value of minimum guaranteed royalties for the game in service.